Commitments and Contingencies	12 Months Ended
Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

24. Commitments and Contingencies

The Group’s lease consisted of operating leases for administrative office spaces in Wuxi and Shenzhen in the PRC. As of March 31, 2024, the Group had no obligation under long-term financing lease requiring minimum rentals. As of March 31, 2024, the Group did not have additional operating leases that have not yet commenced.

Total operating lease expenses for the year ended March 31, 2024 was $253,227 and was recorded in general and administrative expense on the consolidated statements of operations. As of March 31, 2024, the Group had no future minimum payments under non-cancelable -operating leases for a period greater than one year.

On March 30, 2023, the Company established established a 75% owned subsidiary Le First Skillland Pte. Ltd. in Singapore, and there’s no material transaction occurred. The Company committed to make a capital contribution of $278,869 (S $375,000) in October, 2024.

As of March 31, 2024, future minimum payments under non-cancelable operating leases were as follows:

Future Lease Payments

April 2024 to March 2025	$83,508
April 2025 and after	13,918
Total	$97,426